Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash and cash equivalents	$ 1,146,000	$ 1,000	$ 225,121
Prepaid expenses	102,000	155,000	77,304
Advances to a related company	92,000	97,000	108,171
Deposits	153,000	128,000
Other current assets	145,000	54,000	20,285
Total current asset	1,638,000	435,000	430,881
Office Equipment
Property and equipment, net	1,264,000	2,000
Intangible assets, net	5,611,000	5,827,000	6,258,092
Software, net			440
Total non-current assets	6,875,000	5,829,000	6,258,532
TOTAL ASSETS	8,513,000	6,264,000	6,689,413
Current liabilities
Debt	522,000	510,000	486,854
Accrued expenses	256,000	349,000	229,660
Working Capital Loan	96,000
Extension Loan	1,142,000
Payable to a director			527,057
Total current liabilities	2,016,000	859,000	1,243,571
Non-current liabilities
Accrued bonus	10,153,000
Payable to directors	1,218,000	2,232,000
Payable to a shareholder for intellectual property	656,000	5,756,000	5,756,366
Total non-current liabilities	12,027,000	7,988,000	5,756,366
Total liabilities	14,043,000	8,847,000	6,999,937
COMMITMENTS AND CONTINGENCIES (Note 10)
Stockholders’ deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares value			601,274
Additional paid-in capital	9,670,000
Accumulated deficit	(15,274,000)	(3,256,000)	(915,224)
Accumulated other comprehensive income	60,000	72,000	3,426
Total shareholders’ deficit	(5,530,000)	(2,583,000)	(310,524)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	8,513,000	6,264,000	$ 6,689,413
Class A Ordinary Shares
Stockholders’ deficit
Ordinary shares value	$ 14,000	601,000
Class B Ordinary Shares
Stockholders’ deficit
Ordinary shares value
Previosly Reported
Cash and cash equivalents		1,430
Prepaid expenses		154,519
Advances to a related company		97,882
Deposits		127,664
Other current assets		54,468
Total current asset		435,963
Office Equipment		1,598
Intangible assets, net		5,826,499
Software, net		337
Total non-current assets		5,828,434
TOTAL ASSETS		6,264,397
Current liabilities
Debt		510,234
Accrued expenses		348,807
Payable to a director
Total current liabilities		859,041
Non-current liabilities
Payable to directors		2,231,781
Payable to a shareholder for intellectual property		5,756,366
Total non-current liabilities		7,988,147
Total liabilities		8,847,188
Stockholders’ deficit
Ordinary shares value		601,274
Accumulated deficit		(3,255,885)
Accumulated other comprehensive income		71,820
Total shareholders’ deficit		(2,582,791)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		$ 6,264,397